Assets And Liabilities Measured At Fair Value (Schedule Of Carrying Amounts And Estimated Fair Value Of Financial Instruments) (Details) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Current and long-term debt, Carrying Amount	$ (488,250)	$ (555,381)
Current and long-term debt, Fair Value	$ (510,344)	$ (559,411)